Adoption of IFRS 15 - Reconciliation of Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit	$ (4,937)	$ (4,938)	$ (4,978)
2017 as previously reported | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit		(6,080)	(6,040)
IFRS 15 impacts | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit		1,142	1,062
Timing of revenue recognition | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit		873	809
Cost to obtain a contract | IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deficit		$ 269	$ 253